Share-based compensation - Employee Share Purchase Program (ESPP) (Details) € in Thousands					12 Months Ended
	May 21, 2026 EUR (€) shares	May 13, 2025 EUR (€) shares	May 17, 2024 EUR (€) shares	May 29, 2023	Jun. 30, 2026 EUR (€)	Jun. 30, 2025 EUR (€)	Jun. 30, 2024 EUR (€)	May 21, 2026 USD ($)	May 13, 2025 USD ($)	May 17, 2024 USD ($)
Share-based compensation
Expense booked to equity					€ 19,690	€ 14,287	€ 18,508
Employee share purchase program
Share-based compensation
Expense booked to equity	€ 99	€ 21	€ 18
Number of units granted | shares	65,036	10,481	12,241
Weighted average fair value | $								$ 7.05	$ 9.27	$ 6
Discount as a percentage of investment by the participant				25.00%
Percentage of increase in shares issued for implementation of discount				33.33%
Number of ADSs issued for the price of one ADS				1.33